CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash Flows from Operating Activities:
Net income	¥ 6,248,116	$ 855,987	¥ 4,268,577	¥ 4,005,568
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and reduction in right-of-use assets	74,894	10,260	73,762	76,983
Share-based compensation	167,613	22,963	185,604	199,737
Investment loss			30,112	19,888
Provision for loan principal, financial assets receivables and other receivables	3,491,661	478,356	2,712,936	2,216,322
Provision for contingent liabilities	478,404	65,541	3,053,810	4,367,776
Foreign exchange loss (gain)	(1,512)	(207)	(2,356)	160,225
Fair value change of foreign exchange options			4,527	(4,704)
Changes in operating assets and liabilities
Funds receivable from third party payment service providers	1,141,307	156,358	(444,638)	(1,005,630)
Accounts receivable and contract assets	367,808	50,389	(123,379)	(33,157)
Financial assets receivable	1,079,514	147,893	143,463	338,000
Prepaid expenses and other assets	(1,088,735)	(149,156)	58,265	987
Security deposit prepaid to third-party guarantee companies	44,454	6,090	189,628	478,187
Deferred tax	76,025	10,415	78,097	(205,044)
Other non-current assets	(27,711)	(3,796)	(28,011)	(53,002)
Amounts due to related parties	28,144	3,856	355,262	443,103
Guarantee liabilities	(3,431,717)	(470,143)	(3,435,682)	(4,932,263)
Income tax payable	298,477	40,891	76,333	36,903
Other tax payable	(11,354)	(1,555)	13,038	(58,971)
Accrued expenses and other current liabilities	485,684	66,538	52,626	(105,634)
Other long-term liabilities	(4,160)	(570)	(7,269)	8,556
Interest receivable/ payable	(73,601)	(10,083)	(136,355)	(31,315)
Net cash provided by operating activities	9,343,311	1,280,027	7,118,350	5,922,515
Cash Flows from Investing Activities:
Purchase of property and equipment and intangible assets	(153,150)	(20,981)	(84,554)	(26,973)
Investment in loans receivable	(102,799,121)	(14,083,422)	(92,202,671)	(59,826,361)
Collection of investment in loans receivable	98,311,782	13,468,659	81,131,580	52,556,851
Capital injection to investees	(17,771)	(2,435)	(20,845)	(9,182)
Purchase of short-term investments	(4,641,665)	(635,905)	(248,361)	(57,000)
Purchase of foreign exchange options				(14,549)
Proceeds from disposal of short-term investments	1,308,446	179,256	303,301	17,890
Acquisition of subsidiaries, net of cash received	(2,602)	(356)	(26,239)
Disposal of subsidiaries and other business units, net of cash received				3,349
Net cash used in investing activities	(7,994,081)	(1,095,184)	(11,147,789)	(7,355,975)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon Secondary Listing net of issuance cost of RMB31,695				254,916
Payment of Secondary Listing costs			(16,023)	(15,791)
Repayment of short term loans	(1,318,586)	(180,646)	(176,000)	(642,952)
Repayment of long-term loans	(369)	(51)
Proceeds from short-term loans	1,889,939	258,921	824,586	340,179
Proceeds from long-term loans	157,211	21,538	72,767	17,854
Cash received from investors of the consolidated trusts	13,453,001	1,843,054	10,410,300	8,570,920
Cash paid to investors of the consolidated trusts	(12,059,532)	(1,652,149)	(8,471,288)	(4,325,292)
Contribution from non-controlling interests				90,000
Stock repurchase	(2,973,192)	(407,326)	(636,179)
Dividend to shareholders	(1,262,935)	(173,021)	(941,705)	(988,586)
Loans received from non-controlling interests				3,000
Loans payment to non-controlling interests				(90,000)
Cash repayment to a related party				(10,180)
Net cash from provided by (used in)financing activities	(2,114,463)	(289,680)	1,066,458	3,204,068
Effect of foreign exchange rate changes	12,036	1,649	9,615	(18,192)
Net increase (decrease) in cash and cash equivalents	(753,197)	(103,188)	(2,953,366)	1,752,416
Cash, cash equivalents, and restricted cash, beginning of year	7,558,997	1,035,578	10,512,363	8,759,947
Cash, cash equivalents, and restricted cash, end of year	6,805,800	932,390	7,558,997	10,512,363
Supplemental disclosures of cash flow information:
Income taxes paid	(1,264,982)	(173,302)	(852,562)	(904,947)
Interest paid (not including interest paid to investors of consolidated trusts)	(18,585)	$ (2,546)	(12,868)	(10,862)
Supplemental disclosure of significant non-cash investing and financing activities:
Payables for dividends:				177,518
Payables for capitalized issuance costs				15,904
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	4,452,416		4,177,890	7,165,584
Restricted cash	2,353,384		3,381,107	3,346,779
Total cash, cash equivalents, and restricted cash	¥ 6,805,800		¥ 7,558,997	¥ 10,512,363